Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments [Abstract]
Unrealized gain on derivatives
The following table presents the overall unrealized gain on derivatives for the years ended December 31, 2014 and December 31, 2013:

	Year ended	Year ended
	December 31, 2014	December 31, 2013
Warrants expiring April 30, 2015	736	2,683
Warrants expiring March 29, 2016(1) (share price effect)	(316)	1,052
Options to contractors	(95)	42
Options to contractors(1) (forfeiture)	30	-
Unrealized gain on derivatives	355	3,777

(1)Options have a three year term from the date the contractual relationship is severed and unless approved by the board, never greater than the original seven year term established from the date of issuance. Options which remain unexercised once the contractual relationship is severed after the lesser of three years from the date of severance or the seven years from date of original grant, are considered to be forfeited.

Schedule of Other Share-based Compensation, Activity
The following is a summary of Canadian denominated contractor option activity for the twelve months ended December 31, 2014 and 2013.

	Number of Options	Weighted-average
	Outstanding (thousands)	Exercise Price
Outstanding at December 31, 2012	65	1.82
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at December 31, 2013	65	1.82
Granted	-	-
Exercised	-	-
Forfeited	(10)	1.72
Outstanding at September 30, 2014	55	$1.84